Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment
Note 14. Entity-Wide Disclosure
Revenues by geographic area for the years ended December 31, 2025, 2024 and 2023 were as follows*:

	Year Ended December, 31
	2025	2024	2023
	(U.S. $ in thousands)
Americas (primarily the United States) **	$328,735	$341,737	$389,770
EMEA ***	153,226	158,465	155,942
Asia Pacific	69,141	72,256	81,886
	$551,102	$572,458	$627,598
* Revenues are attributed to geographic areas based on the location of customer.
** Revenues in the United States amounted to $313.9 million, $322.5 million and $366.5 million for the years ended December 31, 2025, 2024 and 2023 respectively, and are included under the Americas region in the above table.
*** Revenues in Israel amounted to $5.6 million, $4.4 million and $5.5 million for the years ended December 31, 2025, 2024 and 2023 respectively, and are included under the EMEA region in the above table.
No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.
Property, plant and equipment and right-of-use assets of leases by geographical area were as follows:

	December 31,
	2025	2024
	(U.S. $ in thousands)
Americas (primarily the United States) *	$78,111	$66,221
EMEA **	136,674	146,632
Asia Pacific	3,198	3,695
	$217,983	$216,548
* Property, plant and equipment that were located in the United States had an aggregate value, as reflected on the Company’s balance sheets, amounting to $46.7 million and $33.9 million as of December 31, 2025 and 2024, respectively and are included under the Americas region in the above table.
Right-of-use assets that were located in the United States had an aggregate value of $20.7 million and $22.6 million as of December 31, 2025 and 2024 respectively and are included under the Americas region in the above table.
** Property, plant and equipment that were located in Israel had an aggregate value, as reflected on the Company’s balance sheets, amounting to $114.2 million and $120.6 million as of December 31, 2025 and 2024, respectively and are included under the EMEA region in the above table.
Right-of-use assets that were located in Israel had an aggregate value of $0.7 million and $1.3 million as of December 31, 2025 and 2024 respectively and are included under the EMEA region in the above table.
Note 17. Segment
The Company's chief operating decision maker (“CODM”) manages the Company’s business activities as a single operating and reportable segment and reviews financial information prepared on a consolidated basis. The Company's reportable segment generates revenues through the sale of its 3D printing systems, related services and consumables and by providing additive manufacturing (“AM”) solutions. The CODM reviews and utilizes budget-to-actual variances of profit measures and functional expenses (Cost of revenues, Research and development, net, and Selling, general and administrative), at the consolidated level to manage the Company’s operations and to make key operating decisions. Other segment items included in consolidated net loss are Financial income, net and the Income tax expenses, which are reflected in the Consolidated Statements of Operations and Comprehensive Loss.